WARRANT LIABILITY (Details Narrative) $ in Thousands					3 Months Ended				12 Months Ended
	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Nov. 02, 2022 $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares					10,965,585				10,965,585	7,056,972	5,966,204
December 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares	647,891
Exercise price of warrant	$ 2.05
Warrants exercisable term	2 years
Expected volatility	1.07
Risk-free interest	0.0419
Expected life	2 years
Share price	$ 1.62
Gain on revaluation | $									$ 110
June 2023 Registered Direct Offerings [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares		1,909,134
Exercise price of warrant		$ 2.93
Warrants exercisable term		2 years
Expected volatility		0.99
Risk-free interest		0.0445
Expected life		2 years
Share price		$ 2.99
Gain on revaluation | $					$ (499)	$ (671)			1,170
March 2023 private placements [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares			891,778
Exercise price of warrant			$ 2.35
Warrants exercisable term			2 years
Expected volatility			0.93
Risk-free interest			0.0362
Expected life			2 years
Share price			$ 1.74
Gain on revaluation | $					(242)	(688)	$ 1,004		74
November 2022 Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued | shares				1,489,166
Exercise price of warrant				$ 2.35
Warrants exercisable term				2 years
Expected volatility				1.10
Risk-free interest				0.0394
Expected life				2 years
Share price				$ 1.56
Gain on revaluation | $					$ (359)	$ (1,175)	$ 1,745	$ (405)	$ 193	$ 248